Schedule of right of use assets (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
DisclosureOfRightOfUseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Balance, Cost	$ 197,719
Addition, Cost	1,063,111
Balance, Cost	1,271,366	$ 197,719
Balance, accumulated depreciation	53,232
Depreciation, accumulated depreciation	122,470
Balance, accumulated depreciation	180,465	53,232
Net Book Value	1,085,128	144,487
Office equipment [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Balance, Cost	197,719	197,719
Addition, Cost	116,168
Balance, Cost	313,887	197,719
Balance, accumulated depreciation	53,232	11,405
Depreciation, accumulated depreciation	70,269	41,827
Balance, accumulated depreciation	123,501	53,232
Net Book Value	190,386	144,487
Ipp facilities [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Balance, Cost
Addition, Cost	946,943
Balance, Cost	946,943
Balance, accumulated depreciation
Depreciation, accumulated depreciation	52,201
Balance, accumulated depreciation	52,201
Net Book Value	$ 894,742